SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
Summary of short-term debt

	2021	2022
	RMB (in millions)
Short-term bank borrowings and current portion of long-term loan (Note 17)	39,113	28,398
Exchangeable Senior Notes (Note 17)	—	4,204
Securitization debt	270	72
2022 Notes (Note 17)	324	—
2022 Booking Note (Note 17)	159	—

Total	39,866	32,674